                           ALLMERICA INVESTMENT TRUST
                  (SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2002)

At a meeting on May 13, 2002, the Board of Trustees of the Trust approved a reduction, effective July 1, 2002, in the fee schedule for the Select Emerging Markets Fund for the investment manager, Allmerica Financial Investment Management Services, Inc. ("AFIMS"). Under the revised fee schedule of the Investment Management Agreement between the Trust and AFIMS, the Trust will pay AFIMS a fee computed daily at an annual rate of 1.15% based on the average daily net assets of the Fund. Under the current Investment Management Agreement, the Trust pays AFIMS a fee computed daily at an annual rate of 1.35% based on the average daily net assets of the Fund.

As a result of the revised fee schedule to the Investment Management Agreement, the tables under "Expense Summary" on pages 18 and 19 will change as follows, effective July 1, 2002.

----------------------------------------------------------------------------------------------------------------------------
                                       Shareholder Fees           Annual Fund Operating Expenses           Total Annual
                                     (fees paid directly          (expenses deducted from Fund                 Fund
                                          from your                          assets)                         Operating
                                         investment)                                                         Expenses
----------------------------------------------------------------------------------------------------------------------------
                                                             Management     Distribution      Other
                                                                Fees        (12b-1) Fees*    Expense
----------------------------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund                None                1.15%           0.15%         .34%         1.64%(1),(2)
----------------------------------------------------------------------------------------------------------------------------

In footnote (2) on page 19, the number for the Select Emerging Markets Fund is changed to 1.54%.

----------------------------------------------------------------------------------------------------------------------------
Fund                                                 1 Year             3 Years           5 Years            10 Years
----------------------------------------------------------------------------------------------------------------------------
 Select Emerging Markets Fund                        $ 168              $ 521              $ 898             $ 1,956
----------------------------------------------------------------------------------------------------------------------------

                                 **************

The following footnote is added with respect to Schroder Investment Management North America Inc. ("Schroder"), Sub-Adviser of the Select Emerging Markets Fund, listed in the first line of the second table on page 32.

(1) Effective July 1, 2002, AFIMS will pay Schroder a fee computed daily at an annual rate based on the average daily net assets of the Fund as set forth below:

                   Net Assets                         Fee
                   ----------                         ---
                   First $50 Million                  0.80%
                   Next $50 Million                   0.70%
                   Over $100 Million                  0.60%

The fee paid by AFIMS to Schroder for the fiscal year ended December 31, 2001, as shown in the table, is not reflective of this fee schedule.

Under the previous fee schedule to the Sub-Adviser Agreement with Schroder, AFIMS paid Schroder a fee computed daily at an annual rate based on the average daily net assets of the Fund as set forth below:

                    Net Assets                         Fee
                    ----------                         ---
                    First $50 Million                  1.00%
                    Next $50 Million                   0.85%
                    Next $150 Million                  0.75%
                    Over $250 Million                  0.60%

                                 ***************

     The Appendix on page 44 is amended to show that Exchange Traded Funds are a permitted investment technique and strategy for the following Funds:

Select Aggressive Growth Fund
Select Capital Appreciation Fund
Select Value Opportunity Fund
Select Growth Fund
Select Strategic Growth Fund
Core Equity Fund
Equity Index Fund
Select Growth and Income Fund

Dated:  June 17, 2002